Commitments and contingencies: (Details 2) (USD $)	0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended
	Oct. 02, 2012	Jun. 30, 2012	Oct. 02, 2012 [LineOfCreditMember]	Jun. 30, 2013 [EntityVsGloriasRanchLLCLawsuitMember] [MaximumMember]	Sep. 12, 2012 [EntityVsEXCOAndBGMember]	Oct. 02, 2012 [EntityVsEXCOAndBGMember]	May 18, 2011 [EntityVsEXCOAndBGMember]
Legal proceedings
Percentage of acreage position having material effect if adjudicated entirely in favor of the mineral owner				17.00%
Other - Long-term Drilling Credit		$ 9,517,258					$ 18,000,000
Final judgment amount in favor of the Company					12,800,000
Amount to be received in cash on settlement						12,179,853
Amount paid under the revolving credit facility			9,134,890
Reimbursement of legal and arbitration expenses	$ 677,303